ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2021
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS

15. ACCRUED WARRANTY COSTS

The Company’s warranty activity is summarized below:

	Years Ended December 31,
	2019	2020	2021
	$	$	$
Beginning balance	50,605	55,878	37,732
Warranty provision	28,044	26,931	45,053
Warranty costs incurred	(23,282)	(46,067)	(35,432)
Foreign exchange effect	511	990	(2,207)
Ending balance	55,878	37,732	45,146